As filed with the Securities and Exchange Commission on September 13, 2011

Registration Nos. 333-53432

811-10263

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

(Check appropriate box or boxes)

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX	75201-1407
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 720-1171

Rodney R. Miller, Esq. GuideStone Financial Resources of the Southern Baptist Convention 2401 Cedar Springs Road Dallas, TX 75201-1407 (Name and Address of Agent for Service)	Copies to: Eric Purple, Esq. Donald Smith, Esq. K&L Gates, LLP 1601 K Street, N.W. Washington, DC 20006 Telephone: (202) 778-9223

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)

☒	on 1-5-12 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [ ] pursuant to paragraph (a)1

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement Under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 5th day of January, 2012.

GUIDESTONE FUNDS

By:	/s/ John R. Jones
John R. Jones
President

Pursuant to the requirements of the 1933 Act, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

	/s/ Joseph A. Mack* Joseph A. Mack	Trustee, Chairman of the Board	January 5, 2012

	/s/ Barry D. Hartis* Barry D. Hartis	Trustee	January 5, 2012

	/s/ James W. Hixson* James W. Hixson	Trustee	January 5, 2012

	/s/ Michael R. Buster* Michael R. Buster	Trustee	January 5, 2012

	/s/ Peter L. Chamberlain, Ph.D.* Peter L. Chamberlain Ph.D.	Trustee	January 5, 2012

	/s/ Carson L. Eddy* Carson L. Eddy	Trustee	January 5, 2012

	/s/ William Craig George* William Craig George	Trustee	January 5, 2012

	/s/ Grady R. Hazel* Grady R. Hazel	Trustee	January 5, 2012

	/s/ Franklin R. Morgan* Franklin R. Morgan	Trustee	January 5, 2012

	/s/ William T. Patterson* William T. Patterson	Trustee	January 5, 2012

*By:	/s/ John R. Jones John R. Jones	Attorney-in-Fact	January 5, 2012

Exhibit Index

EXHIBIT NO.	DESCRIPTION

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase